Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-31*		Freddie	247	62,185,493.21	100.00%	-	-	0.00%	-	-	0.00%	1	250,000.00	0.40%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-32**		Ditech	821	168,419,814.61	100.00%	3	443,738.24	0.26%	-	-	0.00%	7	1,578,291.01	0.94%	-	-	0.00%	1	198,575.62	0.12%	-	-	0.00%
2017-31		Freddie	601	124,758,762.06	100.00%	7	1,349,298.77	1.08%	-	-	0.00%	6	1,015,982.19	0.81%	-	-	0.00%	1	333,316.58	0.27%	-	-	0.00%
2017-32***		LoanStar	1,009	179,799,516.50	100.00%	3	555,778.15	0.31%	3	555,778.15	0.31%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			4,197	749,541,840.76	100.00%	13	2,348,815	0.31%	3	555,778.15	0.07%	14	2,844,273.20	0.38%	0	0.00	0.00%	2	531,892.20	0.07%	0	0.00	0.00%

*	Request pending since Q1 2017 reporting period.
**	Four (4) requests were pending from prior reporting periods. One (1) request from a prior reporting period was withdrawn in the current reporting period.
***	All three (3) repurchases were completed following close of current reporting period.